Average Annual Total Returns - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Small Cap Index Fund
	Jun. 29, 2023
Fidelity Flex Small Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(20.29%)
Past 5 years	4.21%
Since Inception	6.02%
Fidelity Flex Small Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.56%)
Past 5 years	3.61%
Since Inception	5.44%
Fidelity Flex Small Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.88%)
Past 5 years	3.17%
Since Inception	4.62%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Since Inception	5.92%	[1]

[1]	A From March 9, 2017